Fair Value of Financial Instruments - Schedule of Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 9,931	$ 10,387	$ 14,603
Valuation Techniques	Market valuation of underlying collateral	Market valuation of underlying collateral	Market valuation of underlying collateral
Unobservable Input	Direct disposal costs	Direct disposal costs	Direct disposal costs
Weighted Average	7.44%	7.10%	7.21%
Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	6.00%	6.00%	6.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%	10.00%	10.00%
Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring			$ 229
Valuation Techniques			Market valuation property
Unobservable Input			Direct disposal costs
Weighted Average			8.51%
Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	6.00%	6.00%	6.00%
Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%	10.00%	10.00%